SCHEDULE OF RELATED PARTY TRANSACTIONS (Details) - JPY (¥) ¥ in Thousands	Dec. 31, 2024	Dec. 31, 2023
Related Party Transaction [Line Items]
Accounts receivable from related parties	¥ 353,431	¥ 162,690
SYW [Member] | Container Operation and Management Fee [Member]
Related Party Transaction [Line Items]
Accounts receivable from related parties	514	437
Flex Brain [Member] | Solar Power Plants Operation And Maintenance Fee [Member]
Related Party Transaction [Line Items]
Accounts receivable from related parties	8	8
Cumica [Member] | Real Estate Management Service [Member]
Related Party Transaction [Line Items]
Accounts receivable from related parties	1,254	(0)
Cumica [Member] | Payment Made For Real Estate Properties Purchase [Member]
Related Party Transaction [Line Items]
Prepaid expenses paid to a related party	30,000	(0)
Cumica [Member] | Operating Expenses Paid on Behalf of Related Party [Member]
Related Party Transaction [Line Items]
Cumica	1,969	(0)
Cumica [Member] | Real Estate Management and Construction Service [Member]
Related Party Transaction [Line Items]
Accounts payable due to a related party	242	(0)
Related Party [Member]
Related Party Transaction [Line Items]
Accounts receivable from related parties	1,776	445
Related Party [Member] | Real Estate Management and Construction Service [Member]
Related Party Transaction [Line Items]
Accounts payable due to a related party	462	(0)
Transista Co., Ltd [Member] | Real Estate Management and Construction Service [Member]
Related Party Transaction [Line Items]
Accounts payable due to a related party	¥ 220	¥ (0)